Supplement dated October 31, 2026 to the currently effective

Prospectus and Statement of Additional Information

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long FCEL Daily ETF
Tradr 2X Long FIX Daily ETF
Tradr 2X Long FRVO Daily ETF
Tradr 2X Long IQMX Daily ETF
Tradr 2X Long NASA Daily ETF
Tradr 2X Long NXT Daily ETF
Tradr 2X Long QTUM Daily ETF
Tradr 2X Long QXO Daily ETF
Tradr 2X Long SANM Daily ETF
Tradr 2X Long SATL Daily ETF
Tradr 2X Long SECZ Daily ETF
Tradr 2X Long VISN Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.